Policyholder liabilities and unallocated surplus - Reinsurers' share of insurance contract liabilities (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Sep. 13, 2021
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Insurance contract liabilities		$ 9,550
Claims outstanding		203
Total reinsurers' share of insurance contract liabilities		9,753
Net commission on ceded business		285	$ 1,005
Claims incurred on ceded business		604	432
Deferred gains in the year		3	1
Asia and Africa
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Insurance contract liabilities			11,187
Claims outstanding			176
Total reinsurers' share of insurance contract liabilities		$ 9,753	11,363
Asia and Africa | Standard & Poor's rating A- and above
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Percentage of ceded insurance contract liabilities per A- and above credit rating of reinsurer		99.00%
Continuing and discontinued operations
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Insurance contract liabilities			45,068
Claims outstanding			1,527
Total reinsurers' share of insurance contract liabilities	[1]		$ 46,595
Continuing and discontinued operations | Asia and Africa | Standard & Poor's rating A- and above
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Percentage of ceded insurance contract liabilities per A- and above credit rating of reinsurer			99.00%
Discontinued US operations
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Insurance contract liabilities			$ 33,881
Claims outstanding			1,351
Total reinsurers' share of insurance contract liabilities			$ 35,232	$ 34,014

[1]	The 31 December 2020 comparative statement of financial position included discontinued US operations.